Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2024
Intangible Assets [Abstract]
Net book value		$ 5,053,604
Date of amendment amount		5,250,000
Net transaction gain		196,396
Intangible asset				$ 1,000,000
Research and development	$ 353,241	761,561
Fair value amount	$ 95,000,000